OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	£ 1,681
Balance	2,835	£ 1,681
Acquisition of businesses (note 22)	702
Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	6,386	6,033
Additions	850	463
Disposals	(77)	(110)
Balance	7,861	6,386
Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	4,705	4,195
Charge for the year	392	582
Disposals	(71)	(72)
Balance	5,026	4,705
Brand names [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	425
Balance	403	425
Brand names [member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	596	596
Balance	596	596
Brand names [member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	171	149
Charge for the year	22	22
Balance	193	171
Core Deposit Intangible [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	13
Balance		13
Core Deposit Intangible [Member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	2,770	2,770
Balance	2,770	2,770
Core Deposit Intangible [Member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	2,757	2,460
Charge for the year	13	297
Balance	2,770	2,757
Purchased Credit Card Relationships [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	4
Balance	662	4
Acquisition of businesses (note 22)	702
Purchased Credit Card Relationships [Member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	315	315
Balance	1,017	315
Purchased Credit Card Relationships [Member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	311	309
Charge for the year	44	2
Balance	355	311
Customer-related intangible assets [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	39
Balance	19	39
Customer-related intangible assets [member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	538	538
Balance	538	538
Customer-related intangible assets [member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	499	472
Charge for the year	20	27
Balance	519	499
Computer software [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	1,200
Balance	1,751	1,200
Computer software [member] | Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	2,167	1,814
Additions	850	463
Disposals	(77)	(110)
Balance	2,940	2,167
Computer software [member] | Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Balance	967	805
Charge for the year	293	234
Disposals	(71)	(72)
Balance	£ 1,189	£ 967